VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 11.9%
Banks: 0.0%
Sberbank of Russia PJSC *∞ ø	46,050,016	$0
TCS Group Holding Plc (GDR) *∞ ø	1,390,470	0
VTB Bank PJSC *∞ ø	66,877,350,000	0
		0
Diversified Financials: 0.0%
Moscow Exchange MICEX-RTS PJSC *∞ ø	17,946,312	0
Energy: 0.0%
Gazprom PJSC *∞ ø	36,495,598	0
Gazprom PJSC (ADR) *∞ ø	4,638,270	0
LUKOIL PJSC ∞ ø	2,063,982	0
Novatek PJSC ∞ ø	7,452,940	0
Rosneft Oil Co. PJSC ∞ ø	16,922,345	0
Surgutneftegas PJSC ∞ ø	125,211,510	0
Surgutneftegas PJSC (ADR) *∞ ø	1,364,815	0
Tatneft PJSC (ADR) ∞ ø	3,393,156	0
		0
Food & Staples Retailing: 0.0%
Magnit PJSC ∞ ø	1,226,365	0
X5 Retail Group NV (GDR) ∞ ø	1,970,269	0
		0
Materials: 0.0%
Alrosa PJSC ø	33,188,190	0
Evraz Plc ø	266,000	3
MMC Norilsk Nickel PJSC ∞ ø	529,178	0
Novolipetsk Steel PJSC ø	22,272,460	0
PhosAgro PJSC ∞ ø	705,974	0
PhosAgro PJSC (GDR) ∞ ø	13,642	0
Polymetal International Plc *	2,980	6,435
Polyus PJSC (GDR) ∞ ø	1,155,875	0
Raspadskaya OJSC ∞ ø	745,520	0
Severstal PAO (GDR) ∞ ø	3,405,164	0
		6,438
Media & Entertainment: 0.0%
VK Co. Ltd. (GDR) *∞ ø	2,338,938	0
	Number of Shares	Value
Media & Entertainment (continued)
Yandex NV *∞ ø	1,754,686	$0
		0
Retailing: 0.0%
Ozon Holdings Plc (ADR) * †∞ ø	1,881,257	0
Telecommunication Services: 11.9%
Mobile TeleSystems PJSC ∞ ø	14,853,038	0
Rostelecom PJSC ∞ ø	14,011,581	0
VEON Ltd. (ADR) *	12,299,567	3,935,861
		3,935,861
Utilities: 0.0%
Inter RAO UES PJSC ∞ ø	482,502,010	0
Irkutsk Electronetwork Co. JSC *∞ ø	7,410,870	7
		7
Total Common Stocks (Cost: $1,845,968,471)		3,942,306

PREFERRED SECURITIES: 0.0% (Cost: $46,213,635)
Energy: 0.0%
Transneft PJSC	21,070	0
Total Investments Before Collateral for Securities Loaned: 11.9% (Cost: $1,892,182,106)		3,942,306

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.4%
Money Market Fund: 6.4% (Cost: $2,118,088)
State Street Navigator Securities Lending Government Money Market Portfolio	2,118,088	2,118,088
Total Investments: 18.3% (Cost: $1,894,300,194)		6,060,394
Other assets less liabilities: 81.7%		27,138,187
NET ASSETS: 100.0%		$33,198,581

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $10, or 0.0% of net assets
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is less than $1.
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VANECK RUSSIA ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Alrosa PJSC	03/18/2015	33,188,190	$47,849,866	$0	0.0%
Evraz Plc	04/12/2019	266,000	363,618	3	0.0%
Gazprom PJSC	08/17/2020	36,495,598	105,224,578	0	0.0%
Gazprom PJSC	10/08/2019	4,638,270	26,514,321	0	0.0%
Inter RAO UES PJSC	02/27/2018	482,502,010	28,355,673	0	0.0%
Irkutsk Electronetwork Co. JSC	12/21/2007	7,410,870	0	7	0.0%
LUKOIL PJSC	01/18/2022	2,063,982	134,002,765	0	0.0%
Magnit PJSC	10/01/2015	1,226,365	117,336,780	0	0.0%
MMC Norilsk Nickel PJSC	02/24/2022	529,178	129,712,632	0	0.0%
Mobile TeleSystems PJSC	02/28/2022	14,853,038	59,162,559	0	0.0%
Moscow Exchange MICEX-RTS PJSC	01/11/2018	17,946,312	32,439,129	0	0.0%
Novatek PJSC	10/24/2018	7,452,940	113,495,737	0	0.0%
Novolipetsk Steel PJSC	07/03/2021	22,272,460	55,985,485	0	0.0%
Ozon Holdings Plc	03/29/2021	1,881,257	65,136,594	0	0.0%
PhosAgro PJSC	09/18/2015	13,642	211,967	0	0.0%
PhosAgro PJSC	09/18/2015	705,974	33,013,832	0	0.0%
Polyus PJSC	09/16/2019	1,155,875	94,195,765	0	0.0%
Raspadskaya OJSC	02/28/2022	745,520	3,438,265	0	0.0%
Rosneft Oil Co. PJSC	03/22/2021	16,922,345	93,373,092	0	0.0%
Rostelecom PJSC	06/11/2020	14,011,581	18,315,900	0	0.0%
Sberbank of Russia PJSC	11/09/2010	46,050,016	134,853,997	0	0.0%
Severstal PAO	11/20/2019	3,405,164	55,652,204	0	0.0%
Surgutneftegas PJSC	10/08/2019	1,364,815	8,540,686	0	0.0%
Surgutneftegas PJSC	08/14/2020	125,211,510	60,961,876	0	0.0%
Tatneft PJSC	10/11/2019	3,393,156	135,262,828	0	0.0%
TCS Group Holding Plc	12/29/2020	1,390,470	52,273,324	0	0.0%
Transneft PJSC	12/12/2017	21,070	46,213,635	0	0.0%
VK Co. Ltd.	10/11/2019	2,338,938	39,881,546	0	0.0%
VTB Bank PJSC	03/17/2016	66,877,350,000	51,496,596	0	0.0%
X5 Retail Group NV	10/11/2019	1,970,269	48,799,838	0	0.0%
Yandex NV	11/04/2014	1,754,686	77,949,741	0	0.0%
			$1,870,014,829	$10	0.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	99.8%	$3,935,861
Consumer Discretionary	0.0	0
Consumer Staples	0.0	0
Energy	0.0	0
Financials	0.0	0
Materials	0.2	6,438
Utilities	0.0	7
	100.0%	$3,942,306

*	See Schedule of Investments for industry sector breakouts.
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